Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2017
Billings from Significant Variable Interest

	Years Ended December 31,
Company	2017	2016	2015
	(in millions)
AEP Texas	$152.6	$142.3	$132.7
AEPTCo	188.9	131.1	108.4
APCo	268.8	244.2	227.5
I&M	176.0	147.7	139.5
OPCo	195.7	181.1	177.8
PSO	114.7	111.0	107.3
SWEPCo	150.7	147.0	141.4

Carrying Amount and Classification of Variable Interest in Accounts Payable

	December 31,
	2017		2016
Company	As Reported on the Balance Sheet	Maximum Exposure	As Reported on the Balance Sheet	Maximum Exposure
	(in millions)
AEP Texas	$24.2	$24.2	$22.9	$22.9
AEPTCo	25.1	25.1	23.0	23.0
APCo	37.0	37.0	36.7	36.7
I&M	26.8	26.8	24.2	24.2
OPCo	27.4	27.4	28.1	28.1
PSO	18.7	18.7	16.0	16.0
SWEPCo	20.8	20.8	21.8	21.8